Retirement Plan	12 Months Ended
Dec. 31, 2023
Retirement Plan [Abstract]
Retirement plan

14.    Retirement plan

The Company sponsors the Falcon’s Beyond 401(k) Profit Sharing Plan (“the Plan”) that covers all qualifying employees over 21 years of age and who have completed 3-months of service. The Plan allows participants to contribute up to 100% of their wages into the Plan and allows for discretionary profit-sharing contributions from FBG. Participants vest at 20% per year over a five-year vesting period. Once a participant completes five years of service, all contributions are immediately vested.

Under the Plan, eligible employees can also contribute a portion of their salary, and the Company will match up to 3% of those contributions. The Company’s obligation is limited to its contributions to the plan, and the retirement benefit is dependent on the performance of the investments chosen by the participants. The Company contributed $0.2 million to the Plan for both the years ended December 31, 2023 and 2022 which is included as a component of Selling, general and administrative expense in the consolidated statement of operations and comprehensive loss.